DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE LIABILITIES
Schedule of warrants issued and outstanding

Warrants - Issued and Outstanding

	Number	Amount
Balance as of December 31, 2018	16,359,058	$23,983,372
Exercise of Warrants	(298,200)	(916,389)
Fair value and foreign currency adjustments	–	13,807,141
Balance as of December 31, 2019	16,060,858	$36,874,124

Exercise of Warrants	(5,574,446)	$(57,468,050)
Fair value adjustments	–	163,512,709
Foreign currency adjustments	–	9,030,828
Balance as of December 31, 2020	10,486,412	$151,949,611

Schedule of fair value adjustment relating to derivative liabilities

The fair value adjustment relating to derivative liabilities has been reflected in the financial statements under “Fair value loss on financial liabilities” as detailed below:

	Year Ended
	December 31,	December 31,
	2020	2019
Loss from FV adjustment on Warrants	$(163,512,709)	$(13,807,141)
Loss from FV adjustment on Class A Restricted Voting Shares	–	(101,455,740)
Loss from FV adjustment on make-whole provision	(225,125)	(3,972,266)
Loss from FV adjustment on contingent consideration	(304,430)	–
Total	$(164,042,264)	$(119,235,147)